GOODWILL AND INTANGIBLE ASSETS (Intangible Assets Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Customer Relationship [Member] MRO Services for Aviation Components [Member]	Dec. 31, 2011 Customer Relationship [Member] OEM Electric Motion Systems [Member]	Dec. 31, 2011 License for Service Center [Member] MRO Services for Aviation Components [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 539
Impairment of intangible assets	$ 1,398	$ 481	$ 298	$ 1,100